Consolidated Statements of Cash Flows - Schedule of Consolidated Statement of Cash Flows (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	(93)	(78)
Due from related parties	(27)	(43)
Prepaid expenses and other assets	(13)	(5)
Accounts payable	39	13
Accrued liabilities	(35)	71
Due to related parties	(3)	(31)
Accrued interest		5
Long-term accounts payable and other liabilities	(3)	(5)
Post-retirement and post-employment benefit liability	80	84
Changes in non-cash balances related to operations, Total	(55)	11
Capital Expenditures
Capital investments in property, plant and equipment	(1,511)	(1,312)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	30	4
Capital expenditures - property, plant and equipment	(1,481)	(1,308)
Capital investments in intangible assets	(19)	(82)
Net change in accruals included in capital investments in intangible assets	(4)	3
Capital expenditures - intangible assets	(23)	(79)
Supplementary Information
Net interest paid	412	395
PILs	86	138